INVENTORY	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVENTORY	NOTE 4 – INVENTORY
	December 31, 2025	December 31, 2024
Raw material	$21,817	$-
Packaging	3,543	-
Finished goods	138,054	-
	$163,414	$-